Capital and financing transactions (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	January 31, 2025		January 31, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,244,435,686	$22,054	1,214,044,420	$20,109
Issued in relation to share-based payments, net	1,092,275	82	58,042	4
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	8,024,950	486
Outstanding at end of period	1,245,527,961	$22,136	1,222,127,412	$20,599
(1)
Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.